SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization expense	$ 98,612	$ 98,612
Goodwill impairment charge				$ 5,966,452
Amortization expense	98,612	98,611	$ 394,446	2,087,908
Allowance for doubtful accounts	0		0	0
Accounts receivable	0		0	0
Depreciation expense	8,143	7,916	31,680	27,779
Revenues from continuing operations	$ 0	$ 0	8,875	60,460
Revenues from discontinuing operations			0	0
Income from Grants from Government			$ 0	$ 279,981
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	185,766,420	47,298,693	47,298,693	30,530,216
Research and Development Expense from continuing operation	$ 20,336	$ 44,193	$ 153,697	$ 284,869
Research and Development Expense from discontinuing operation	$ 0	$ 0	0	0
Acquired goodwill carrying amount			$ 2,458,233	2,458,233
Concentrations percentage, revenue			8.00%
In-process Research and Development			$ 5,848,219	$ 5,848,219
One Customer [Member]
Concentrations percentage, revenue	100.00%	0.00%	100.00%	100.00%